Investment securities - Schedule of Gross Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Abstract]
Fair Value, Less than 12 months	$ 185,695	$ 63,074
Unrealized Loss, Less than 12 months	(824)	(394)
Fair Value, 12 months or more	0	175,730
Unrealized Loss, 12 months or more	0	(1,497)
Fair Value, Total	185,695	238,804
Unrealized Loss, Total	(824)	(1,891)
U.S. government agency securities
Debt Securities, Available-for-sale [Abstract]
Fair Value, Less than 12 months	0
Unrealized Loss, Less than 12 months	0
Fair Value, 12 months or more	0
Unrealized Loss, 12 months or more	0
Fair Value, Total	0
Unrealized Loss, Total	0
Mortgage-backed securities - residential
Debt Securities, Available-for-sale [Abstract]
Fair Value, Less than 12 months	182,012	47,641
Unrealized Loss, Less than 12 months	(803)	(164)
Fair Value, 12 months or more	0	175,730
Unrealized Loss, 12 months or more	0	(1,497)
Fair Value, Total	182,012	223,371
Unrealized Loss, Total	(803)	(1,661)
States and political subdivisions
Debt Securities, Available-for-sale [Abstract]
Fair Value, Less than 12 months	3,184	15,433
Unrealized Loss, Less than 12 months	(20)	(230)
Fair Value, 12 months or more	0	0
Unrealized Loss, 12 months or more	0	0
Fair Value, Total	3,184	15,433
Unrealized Loss, Total	(20)	$ (230)
Corporate securities
Debt Securities, Available-for-sale [Abstract]
Fair Value, Less than 12 months	499
Unrealized Loss, Less than 12 months	(1)
Fair Value, 12 months or more	0
Unrealized Loss, 12 months or more	0
Fair Value, Total	499
Unrealized Loss, Total	$ (1)